Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted earnings per share
Net profit attributable to equity holders of the Company - Basic	$ 242,313	$ 354,296	$ 469,957
Net profit attributable to equity holders of the Company - Diluted	$ 242,313	$ 354,296	$ 469,957
Weighted average number of common shares outstanding - Basic	151,406,000	133,609,000	131,759,000
Weighted average number of common shares outstanding - Diluted	151,897,000	134,188,000	133,034,000
Basic earnings per share (US$ per share)	$ 1.6	$ 2.65	$ 3.57
Diluted earnings per share (US$ per share)	$ 1.6	$ 2.64	$ 3.53
Dilutive shares from share options (in shares)	490,833	515,905